SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Adoption of New Accounting Standards and Accounting Standards Issued But Not Yet Effective (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2019 CNY (¥)
Adoption of New Accounting Standards and Accounting Standards Issued But Not Yet Effective
Lease liability		¥ 803,170
Right-of-use asset	$ 129,558	¥ 901,956
Restatement Adjustment | Accounting Standards Update 2016-02
Adoption of New Accounting Standards and Accounting Standards Issued But Not Yet Effective
Lease liability			¥ 768,000
Right-of-use asset			¥ 844,000